Cover	Jun. 04, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 04, 2025
Entity File Number	001-42388
Entity Registrant Name	THUMZUP MEDIA CORPORATION
Entity Central Index Key	0001853825
Entity Tax Identification Number	85-3651036
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	11845 W. Olympic Blvd.,
Entity Address, Address Line Two	Ste 1100W #13
Entity Address, City or Town	Los Angeles
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90064
City Area Code	(800)
Local Phone Number	403-6150
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false